Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Executive Officers [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Schedule of payments to key management
	For the year ended December 31
	2018	2017	2016
	USD thousands
Short - term employee benefits	2,165	2,305	1,282
Post-employment benefits	16	137	25
Share based payments	574	1,669	244

	2,755	4,111	1,551

Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Schedule of payments to key management
	For the year ended December 31
	2018	2017	2016
	USD thousands
Short - term benefits	268	217	54
Share based payments	86	236	-

	354	453	54